Remuneration System for the Management Board and Employees of the Group - 2018 Stock Option Plan - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense	€ 8,955,000	€ 6,654,000	€ 5,585,000
Stock Option 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense	€ 251,855	€ 704,954	€ 925,635
April 2018 stock option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation grant date	April 1, 2018
Description of vesting requirements for share-based payment arrangement	The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
Share based compensation vesting period	4 years
Exercise price of share options granted	€ 81.04
Description of share based compensation exercise period	The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2025.
Performance period to issue total number of shares	4 years